Note 15 Derivatives Hedge accounting breakdown by type of risk and type of hedge (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	€ 1,891	€ 1,805	€ 1,991
Derivative financial liabilities held for hedging	3,303	2,626	2,318
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	656	697	989
Derivative financial liabilities held for hedging	376	322	525
Interest rate risk [member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	656	697	989
Derivative financial liabilities held for hedging	376	322	525
Interest rate risk [member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	259	463	435
Derivative financial liabilities held for hedging	83	135	350
Foreign exchange and gold risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	259	463	435
Derivative financial liabilities held for hedging	83	135	350
Foreign exchange and gold risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Credit risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging		0	0
Derivative financial liabilities held for hedging		0	0
Fair value risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	915	1,160	1,424
Derivative financial liabilities held for hedging	459	457	874
Interest rate risk hedges cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	470	228	154
Derivative financial liabilities held for hedging	2,763	1,786	1,055
Interest rate risk hedges cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	454	226	154
Derivative financial liabilities held for hedging	2,763	1,786	1,041
Interest rate risk hedges cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	16	2	0
Derivative financial liabilities held for hedging		0	15
Equity instruments risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	239	180	225
Derivative financial liabilities held for hedging	46	79	55
Foreign exchange and gold risk hedge cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	239	180	225
Derivative financial liabilities held for hedging	45	79	50
Foreign exchange and gold risk hedge cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	1	0	5
Credit risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	708	408	379
Derivative financial liabilities held for hedging	2,809	1,865	1,111
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	213	198	166
Derivative financial liabilities held for hedging	26	196	139
Portfolio fair value hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	7	18	18
Derivative financial liabilities held for hedging	8	95	170
Portfolio cash flow hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	48	21	3
Derivative financial liabilities held for hedging	1	13	23
Derivatives hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,891	1,805	1,991
Derivative financial liabilities held for hedging	3,303	2,626	2,318
Derivatives hedge accounting [Member] | Of which OTC credit institutions [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,577	1,454	1,718
Derivative financial liabilities held for hedging	2,911	2,248	1,965
Derivatives hedge accounting [Member] | Of which OTC other financial corporations [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	297	349	273
Derivative financial liabilities held for hedging	€ 391	€ 378	€ 333